Inventories (Details Textual) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Inventories (Textual)
Work in progress	$ 4,106,837	$ 1,911,656
Finished goods	2,635,764	2,238,854
Third Parties [Member]
Inventories (Textual)
Work in progress	1,356,461	308,742
Finished goods	$ 208,731	$ 103,024